Redeemable Convertible Preferred Stock and Stockholders (Deficit) Equity - Summary of Preferred Stock Warrants Outstanding Exercise Price (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Fair value of preferred stock warrants		$ 2,865	$ 3,568
June 2, 2010 Series 2 Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Preferred stock warrants Issuance date		Jun. 02, 2010
Preferred stock warrants expiration date		Jun. 02, 2020
Warrants outstanding		2,004
Fair value of preferred stock warrants		$ 24	29
February 1, 2011 Series 2 Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Preferred stock warrants Issuance date		Feb. 01, 2011
Preferred stock warrants expiration date		Feb. 01, 2021
Warrants outstanding		1,458
Fair value of preferred stock warrants		$ 18	22
July 13, 2012 Series 2 Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Preferred stock warrants Issuance date		Jul. 13, 2012
Preferred stock warrants expiration date		Jul. 13, 2022
Warrants outstanding		41,666
Fair value of preferred stock warrants		$ 548	652
June 30, 2010 Series 2 Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Preferred stock warrants Issuance date	[1]	Jun. 30, 2010
Preferred stock warrants expiration date	[1]	Jun. 30, 2017
Warrants outstanding	[1]	218,523
Fair value of preferred stock warrants	[1]	$ 2,275	2,865
Series 2 Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Stockholders Deficit Equity [Line Items]
Warrants outstanding		263,651
Fair value of preferred stock warrants		$ 2,865	$ 3,568

[1]	These warrants will be automatically exercised on a net exercise basis if the initial per share price of common stock to the public in an initial public offering exceeds the exercise price of the warrants; otherwise, the warrants will expire. As of September 30, 2016, we had no warrants outstanding (unaudited).